NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2021	2020
Participating non-controlling interests – in operating subsidiaries	$12,303	$11,100
General partnership interest in a holding subsidiary held by Brookfield	59	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,894	2,721
BEPC exchangeable shares	2,562	2,408
Preferred equity	613	609
Perpetual subordinated notes	592	—
	$19,023	$16,894
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	TerraForm Power public non-controlling interests	Other	Total
As at December 31, 2018	$900	$1,929	$3,496	$—	$276	$124	$2,212	$15	$1,002	$335	$10,289
Net income(loss)	—	(13)	6	6	19	17	154	1	(79)	2	113
Other comprehensive income (loss)	46	134	427	(3)	61	(41)	266	2	112	—	1,004
Capital contributions	—	—	2	159	268	—	—	(2)	244	3	674
Disposals	—	(87)	—	—	—	—	—	—	—	(85)	(172)
Distributions(1)	(24)	(120)	(332)	—	(1)	(11)	(259)	(1)	(66)	(30)	(844)
Other	—	8	20	1	(5)	—	2	(2)	(5)	3	22
As at December 31, 2019	922	1,851	3,619	163	618	89	2,375	13	1,208	228	11,086
Net income (loss)	(13)	(21)	(52)	15	35	16	130	—	(31)	101	180
Other comprehensive income (loss)	100	196	413	—	11	27	325	2	2	36	1,112
Capital contributions	—	9	23	246	—	—	—	—	—	242	520
Return of capital	—	(3)	(109)	—	(35)	—	—	—	—	—	(147)
Disposals	—	—	—	—	—	—	—	—	—	(15)	(15)
Distributions(1)	(8)	(38)	(204)	(13)	(1)	(34)	(180)	—	(35)	(38)	(551)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	—	(1,101)	—	(1,101)
Other	1	—	(67)	(1)	(1)	(1)	1	(1)	(43)	128	16
As at December 31, 2020	1,002	1,994	3,623	410	627	97	2,651	14	—	682	11,100
Net income (loss)	5	43	(16)	38	4	16	113	1	—	5	209
Other comprehensive income (loss)	(122)	445	196	150	163	28	(107)	—	—	86	839
Capital contributions	—	6	10	924	—	—	—	—	—	181	1,121
Disposals	(181)	(214)	—	—	—	—	—	—	—	—	(395)
Distributions(1)	(18)	(32)	(350)	(114)	(25)	(8)	(215)	(1)	—	(47)	(810)
Other	(1)	11	155	2	205	(1)	—	(1)	—	(131)	239
As at December 31, 2021	$685	$2,253	$3,618	$1,410	$974	$132	$2,442	$13	$—	$776	$12,303
Interests held by third parties	75%-78%	43%-60	23%-71%	75%	50%	25%	53%	0.3%	—%	0.3%-50%
(1)Distributions paid during the year ended December 31, 2021, totaled $810 million (2020: $551 million and 2019: $844 million)
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold.
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield and the BEPC exchangeable shares are held 26.0% by Brookfield with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the year ended December 31, 2021, exchangeable shareholders of BEPC exchanged 16,071 (December 31, 2020: 136,517) BEPC exchangeable for an equivalent number of LP units at a total cost of $1 million (December 31, 2020: $2 million). No Redeemable/Exchangeable partnership units have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at December 31, 2021, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2020: 194,487,939 units), 172,203,342 shares (December 31, 2020: 172,180,417 shares), and 3,977,260 units (December 31, 2020: 3,977,260 units), respectively.
In December 2021, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 13,750,520 LP units and 8,610,184 BEPC exchangeable shares, representing 5% of each of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 15, 2022, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units or BEPC exchangeable shares repurchased during the years ended December 31, 2021 and 2020.
The composition of the distributions are presented in the following table:

(MILLIONS)	2021	2020	2019
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	80	65	50
	85	70	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	237	250	268
BEPC exchangeable shares held by
Brookfield	53	42	—
External shareholders	156	74	—
Total BEPC exchangeable shares	209	116	—
	$531	$436	$323
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2021	2020	2019
For the year ended December 31:
Revenue	$4,096	$3,810	$3,971
Net income	(66)	(45)	80
Comprehensive income	2,700	2,229	2,025
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	77	62	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(135)	(133)	(65)
BEPC exchangeable shares	(119)	(49)	—
As at December 31:
Property, plant and equipment, at fair value	$49,432	$44,590
Total assets	55,867	49,722
Total borrowings	21,529	18,082
Total liabilities	31,871	27,955
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	59	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,894	2,721
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 274.9 million, respectively (2020: 4.0 million, 194.5 million, 139.9 million and 271.1 million, respectively and 2019: 4.0 million, 194.5 million, nil and 268.3 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 275.1 million, respectively (2020: 4.0 million, 194.5 million, 172.2 million and 274.8 million, respectively).
Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2021	2020	December 31, 2021	December 31, 2020
Series 1 (C$136)	6.85	3.1	April 2025	$4	$3	$135	$134
Series 2 (C$113)(1)	3.11	2.8	April 2025	2	3	62	62
Series 3 (C$249)	9.96	4.4	July 2024	9	8	197	195
Series 5 (C$103)	4.11	5.0	April 2018	4	4	81	81
Series 6 (C$175)	7.00	5.0	July 2018	7	7	138	137
	31.03			$26	$25	$613	$609
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the year ended December 31, 2021, totaled $26 million (2020: $25 million and 2019: $26 million).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2021, none of the issued Class A, Series 5 and 6 Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid
In July 2021, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer in connection with its outstanding Class A Preference Shares for another year to July 8, 2022, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Shareholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. There were no repurchases of Class A Preference Shares during 2021 in connection with the normal course issuer bid.
Perpetual subordinated notes
In April 2021, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $350 million of perpetual subordinated notes at a fixed rate of 4.625%.
In December 2021, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $260 million of perpetual subordinated notes at a fixed rate of 4.875%.
The perpetual subordinated notes do not have a maturity date and are repaid in an Event of Default. The perpetual subordinated notes also provide Brookfield Renewable, at its discretion, the right to defer the interest (in whole or in part) until liquidation of assets due to an Event of Default. The perpetual subordinated notes are classified as a separate class of non-controlling interest on Brookfield Renewable's consolidated statements of financial position as per IAS 32, Financial Instruments: Presentation. The interest expense on the perpetual subordinated notes during the year ended December 31, 2021 of $12 million (2020: nil and 2019: nil) are presented as distributions in the consolidated statements of changes in equity. The carrying value of the perpetual subordinated notes, net of transaction cost, is $592 million (2020: nil) as at December 31, 2021.
Distributions paid during the year ended December 31, 2021, totaled $9 million (2020: nil and 2019: nil).